Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	WORTHINGTON ENTERPRISES, INC.
Entity Central Index Key	0000108516
Entity Emerging Growth Company	false
Entity File Number	001-08399
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1189815
Entity Address, Address Line One	200 West Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	WOR
Security Exchange Name	NYSE